PENSION AND OTHER POSTRETIREMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017	Jul. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	$ 4,069	$ 4,115
Investments Measured at NAV	1,240	920
(Payables)/Receivables, net	(4)	98
Total fair value of plan assets	5,305	5,133	$ 4,489
Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	1,221	1,062
International equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	903	838
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	401	522
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	187	242
Investments Measured at NAV	208
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	812	611
Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	335	241
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	1	2
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	209	597
Equity and fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Investments Measured at NAV	714	632
Fixed Income funds
Defined Benefit Plan Disclosure [Line Items]
Investments Measured at NAV	318	288
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	2,094	1,867
Level 1 | Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	1,189	1,032
Level 1 | International equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	899	834
Level 1 | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 1 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 1 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	6	1
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	1,375	1,482
Level 2 | Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	32	30
Level 2 | International equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	4	4
Level 2 | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 2 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	801	611
Level 2 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	335	241
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	203	596
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	600	766
Total fair value of plan assets	600	766	984
Level 3 | Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 3 | International equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 3 | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	401	522
Total fair value of plan assets	400	522	700
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	187	242
Total fair value of plan assets	187	242	282
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	11	0
Level 3 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	1	2
Total fair value of plan assets	2	2	2
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, gross	0	0
Level 3 | Fixed Income funds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 11	$ 0	$ 0